Reportable Segments - Schedule of Segment Reporting, Information On Revenues and Long-lived Assets (Details) - USD ($) $ in Thousands	3 Months Ended			4 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Jun. 06, 2018	Sep. 30, 2017	Dec. 31, 2017
Net income				$ 12,190	$ 6,736
Successor [Member]
Revenue from operations, Total	$ 145,580	$ 190,566		190,566
Long-lived asset, Total	304,727	304,727		304,727
Net income	16,157			12,190
Income taxes	3,989			2,960
Interest expense, net	6,199			8,099
Depreciation and amortization	17,695			24,155
Total EBITDA	44,040			47,404
Successor [Member] | Production Services [Member]
Revenue from operations, Total	88,666			117,268
Long-lived asset, Total	196,232	196,232		196,232
Total EBITDA	33,180			41,952
Successor [Member] | Drilling and Evaluation Services [Member]
Revenue from operations, Total	56,914			73,298
Long-lived asset, Total	95,019	95,019		95,019
Total EBITDA	17,630			18,905
Successor [Member] | Unallocated Costs [Member]
Total EBITDA	(6,770)			(13,453)
Successor [Member] | Unallocable Assets [Member]
Long-lived asset, Total	$ 13,476	$ 13,476		$ 13,476
Predecessor [Member]
Long-lived asset, Total							$ 264,269
Predecessor [Member] | NPS Holdings Limited [Member]
Revenue from operations, Total			$ 70,453		137,027	$ 193,781
Long-lived asset, Total							264,269
Net income			10,680		6,736	20,939
Income taxes			(313)		2,342	1,641
Interest expense, net			712		4,090	3,985
Depreciation and amortization			9,818		17,284	28,389
Total EBITDA			20,897		30,452	54,954
Predecessor [Member] | Production Services [Member]
Long-lived asset, Total							180,289
Predecessor [Member] | Production Services [Member] | NPS Holdings Limited [Member]
Revenue from operations, Total			59,164		112,295	164,493
Total EBITDA			21,252		36,836	58,463
Predecessor [Member] | Drilling and Evaluation Services [Member]
Long-lived asset, Total							58,923
Predecessor [Member] | Drilling and Evaluation Services [Member] | NPS Holdings Limited [Member]
Revenue from operations, Total			11,289		24,732	29,288
Total EBITDA			1,618		3,267	3,277
Predecessor [Member] | Unallocated Costs [Member] | NPS Holdings Limited [Member]
Total EBITDA			$ (1,973)		$ (9,651)	$ (6,786)
Predecessor [Member] | Unallocable Assets [Member]
Long-lived asset, Total							$ 25,057